CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Purchase of business, cash acquired	¥ 7,497